Summary of Significant Accounting Policies - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 1,751	$ 1,851	$ 1,851	$ 1,051	$ 1,235